Loss per share - Schedule of loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	9,320,726	10,181,654	8,442,172
Warrants
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	6,482,093	6,956,795	6,749,109
Stock options
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	418,529	3,224,859	1,693,063
PSUs
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	2,420,104	0	0